This filing is being made solely for the purpose of obtaining class identifier information for the classes noted below of the following four series of SEI Daily Income Trust (formerly, SEI Cash & Plus Trust),  the registrant (002-77048  and 811-03451): The Treasury II Fund (formerly, Treasury II Portfolio), the Government II Fund (formerly, Government II Portfolio), the Ultra Short Bond Fund (formerly, Corporate Daily Income Fund and prior thereto, Corporate Daily Income Portfolio and originally, Corporate Enhanced Daily Income Portfolio) and the Short-Duration Government Fund (formerly, Short-Term Government Portfolio).

The Sweep Class Shares (formerly, Class G Shares) of the Treasury II and Government II Funds were registered pursuant to Rule 485(b) under the Securities Act of 1933 (the “Securities  Act”)  on May 30, 1997 (Post-Effective Amendment No. 37; SEC Accession No. 0000912057-97-019181) and filed in final form pursuant to Rule 497(c) under the Securities Act on June 6, 1997 (SEC Accession No. 0000912057-97-019748).

The Class B and Class C Shares of the Ultra Short Bond Fund were registered pursuant to Rule 485(a) under the Securities Act on May 18, 1993 (Post-Effective Amendment No. 28; delivered to the Securities and Exchange Commission on May 18, 1993) and Rule 485(b) under the Securities Act on August 4, 1993 (Post-Effective Amendment No. 29; delivered to the Securities and Exchange Commission on August 4, 1993), and filed in final form pursuant to Rule 497(c) under the Securities Act on August 9, 1993 (delivered to the Securities and Exchange Commission on August 9, 1993).

The Class C Shares of the Short-Duration Government Fund were registered pursuant to Rule 485(a) under the Securities Act on April 1, 1992 (Post-Effective Amendment No. 25; delivered to the Securities and Exchange Commission on April 1, 1992).